Other Balance Sheet Accounts - Schedule of Other Assets (Detail) - USD ($) $ in Thousands		Jan. 31, 2016	Jan. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Deferred income taxes, noncurrent, net		$ 15,986	$ 16,948
Long-term deposits		19,469	19,715
Acquired intangible assets		490,006	632,192
Customer contract asset		93	1,447
Other		66,217	65,185
Other assets, net	[1]	370,910	449,145
Accumulated amortization		664,082	502,906
Accounting Standards Update 2015-03 [Member] | Other Noncurrent Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Unamortized debt issuance costs		7,900	11,100
Purchased intangible assets, net of accumulated amortization of $212,248 and $130,968, respectively
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		258,580	329,971
Accumulated amortization		212,248	130,968
Acquired intellectual property, net of accumulated amortization of $22,439 and $15,695, respectively
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets		10,565	15,879
Accumulated amortization		$ 22,439	$ 15,695

[1]	Please refer to Note 2, “New Accounting Pronouncements Adopted” for detail on the accounting pronouncements adopted and the impacts on the periods presented.